Intangible Assets - Summary of Intangible Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets
Cost	$ 455	$ 753
Accumulated amortization	(284)	(214)
Net book value	171	539
E&T contracts
Finite-Lived Intangible Assets
Cost	26	26
Accumulated amortization	(17)	(16)
Net book value	9	10
Energy services relationships
Finite-Lived Intangible Assets
Cost	90	90
Accumulated amortization	(63)	(45)
Net book value	27	45
Software
Finite-Lived Intangible Assets
Cost	331	304
Accumulated amortization	(203)	(133)
Net book value	128	171
Land rights
Finite-Lived Intangible Assets
Cost	1	1
Accumulated amortization	0	0
Net book value	1	1
Commodity contracts
Finite-Lived Intangible Assets
Cost	7	332
Accumulated amortization	(1)	(20)
Net book value	$ 6	$ 312